Related party transactions - Balances and Transactions With Fellow Lloyds Banking Group Undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Derivative financial instruments	£ 3,736	£ 4,235	£ 4,235
Due from fellow Lloyds Banking Group undertakings	897	560
Due to fellow Lloyds Banking Group undertakings	3,804	4,049
Derivative financial instruments	5,170	5,787
Debt securities in issue at amortised cost	46,465	49,911
Subordinated liabilities	7,842	7,211
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Disclosure of transactions between related parties [line items]
Derivative financial instruments	912	807
Due from fellow Lloyds Banking Group undertakings	897	560
Due to fellow Lloyds Banking Group undertakings	3,804	4,049
Derivative financial instruments	890	687
Debt securities in issue at amortised cost	16,301	19,198
Subordinated liabilities	£ 8,417	£ 7,336